INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Income before income tax expenses	¥ 7,892,422	$ 1,081,256	¥ 5,277,451	¥ 4,742,372
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 1,973,106		¥ 1,319,363	¥ 1,185,593
Effect of different tax rate of subsidiary operation in other jurisdiction	(10,324)		(4,016)	7,236
Effect of non-deductible expenses	42,726		47,467	57,364
Effect of preferential tax rate and tax exemption	(744,996)		(488,462)	(418,997)
Effect of research and development super-deduction	(102,658)		(98,914)	(115,374)
Effect of withholding income tax	470,966		206,721
Effect of valuation allowance movement of deferred tax assets	15,486		26,715	20,982
Income tax expense	¥ 1,644,306	$ 225,269	¥ 1,008,874	¥ 736,804